FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
    The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair values are determined by reference to quoted bid or ask prices, as appropriate. Where bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates such as bid and ask prices, as appropriate, for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs when available.
    Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, the partnership looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, and price and rate volatility as applicable.
    The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2021:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,588	$2,588
Accounts and other receivable, net (current and non-current)	—	—	5,638	5,638
Other assets (current and non-current) (1)	—	—	478	478
Financial assets (current and non-current) (2)	518	6,243	1,789	8,550
Total (3)	$518	$6,243	$10,493	$17,254
Financial liabilities
Accounts payable and other (2) (4)	$640	$220	$10,847	$11,707
Borrowings (current and non-current)	—	—	29,076	29,076
Total	$640	$220	$39,923	$40,783
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(1)Excludes prepayments, subrogation recoverable, deferred policy acquisition costs and other assets of $1,369 million.
(2)Refer to Hedging Activities in Note 4 (a) below.
(3)Total financial assets include $5,200 million of assets pledged as collateral.
(4)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenue, unearned premiums reserve, work in progress, post-employment benefits and various tax and duties of $7,929 million.
    Included in cash and cash equivalents as at December 31, 2021 is $2,180 million of cash (2020: $2,269 million) and $408 million of cash equivalents (2020: $474 million).
    Included in financial assets (current and non-current) as at December 31, 2021 is $1,369 million (2020: $850 million) of equity instruments and $4,697 million (2020: $4,041 million) of debt instruments designated as measured at fair value through other comprehensive income.
    The fair value of all financial assets and liabilities as at December 31, 2021 were consistent with carrying value, with the exception of the borrowings at the partnership’s offshore oil services operations, where fair value determined using Level 1 and Level 2 inputs resulted in a fair value of $2,362 million (2020: $2,753 million) versus a carrying value of $2,471 million (2020: $2,769 million).
    The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2020:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,743	$2,743
Accounts and other receivable, net (current and non-current)	—	—	4,989	4,989
Other assets (current and non-current) (1)	—	—	536	536
Financial assets (current and non-current) (2)	933	5,561	2,302	8,796
Total (3)	$933	$5,561	$10,570	$17,064
Financial liabilities
Accounts payable and other (4)	$435	$370	$9,063	$9,868
Borrowings (current and non-current)	—	—	23,776	23,776
Total	$435	$370	$32,839	$33,644
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(1)Excludes prepayments, subrogation recoverable, deferred policy acquisition costs and other assets of $1,048 million.
(2)Refer to Hedging Activities in Note 4 (a) below.
(3)Total financial assets include $4,704 million of assets pledged as collateral.
(4)Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various tax and duties of $8,064 million.
(a)Hedging activities
    The partnership uses foreign exchange contracts and foreign currency denominated debt instruments to manage foreign currency exposures arising from net investments in foreign operations. For the year ended December 31, 2021, pre-tax net gain of $145 million (2020: net loss of $34 million, 2019: net loss of $53 million) was recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at December 31, 2021, there was an unrealized derivative asset balance of $87 million (2020: $17 million) and derivative liability balance of $58 million (2020: $59 million) relating to derivative contracts designated as net investment hedges.
    The partnership uses commodity swap contracts to hedge the sale price of its gas contracts, purchase price of decant oil, lead, polypropylene, tin, foreign exchange contracts and option contracts to hedge highly probable future transactions, and interest rate contracts to hedge the cash flows on its floating rate borrowings. A number of these contracts are designated as cash flow hedges. For the year ended December 31, 2021, pre-tax net gain of $88 million (2020: net loss of $216 million, 2019: net loss of $79 million) were recorded in other comprehensive income for the effective portion of cash flow hedges. As at December 31, 2021, there was an unrealized derivative asset balance of $89 million (2020: $82 million) and derivative liability balance of $162 million (2020: $311 million) relating to the derivative contracts designated as cash flow hedges.
    Other derivative instruments not in hedging relationships are measured at fair value, with changes in fair value recognized in the consolidated statements of operating results.
(b)Fair value hierarchical levels - financial instruments
    Level 3 assets and liabilities measured at fair value on a recurring basis include $297 million (2020: $341 million) of financial assets and $498 million (2020: $11 million) of financial liabilities, which are measured at fair value using valuation inputs based on management’s best estimates.
    There were no transfers between levels during the year ended December 31, 2021. The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2021 and 2020:

	2021			2020
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$865	$—	$—	$481	$—	$—
Corporate and government bonds	43	3,956	—	—	4,049	—
Derivative assets	2	300	—	46	231	—
Other financial assets (1)	586	712	297	775	571	341
	$1,496	$4,968	$297	$1,302	$4,851	$341
Financial liabilities
Derivative liabilities	$14	$348	$19	$72	$722	$—
Other financial liabilities (2)	—	—	479	—	—	11
	$14	$348	$498	$72	$722	$11
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(1)Level 1 other financial assets are primarily preferred shares. Level 2 other financial assets are primarily asset backed securities.
(2)Includes $411 million (2020: $nil) of contingent consideration payable between 2022 and 2024 in relation to the acquisition of subsidiaries. Refer to Note 3 for further information.
    The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2021	Carrying value December 31, 2020	Valuation technique(s) and key input(s)
Corporate and government bonds	$3,956	$4,049	Fair value of bonds are obtained primarily from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value of bonds and debentures are interest rate curves and credit spreads.
Derivative assets	$300	$231	Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.
Other financial assets	$712	$571	Other financial assets represents amounts from asset backed securities where values are obtained from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value are interest rate curves and credit spreads.
Derivative liabilities	$348	$722	Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.
    The fair value of Level 3 financial assets and liabilities is determined using valuation models which require the use of unobservable inputs, including assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those unobservable inputs, the partnership uses observable external market inputs such as interest rate yield curves, currency rates, and price and rate volatilities, as applicable, to develop assumptions regarding those unobservable inputs.
    The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2021	Carrying value December 31, 2020	Valuation technique(s)	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Other financial assets - secured debentures	$144	$254	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
Other financial assets - equity instruments designated as measured at FVOCI	$143	$77	Private share trade comparables	Private share trades	Increases (decreases) in private share trade prices increase (decrease) fair value
Other financial assets - debt instruments measured at FVTPL	$10	$9	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
Other financial liabilities - contingent consideration	$411	$—	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
    The following table presents the change in the balance financial assets classified as Level 3 as at December 31, 2021 and 2020:

(US$ MILLIONS)	2021	2020
Balance at beginning of year	$341	$287
Fair value change recorded in net income	(5)	(2)
Fair value change recorded in other comprehensive income	17	(3)
Additions	121	221
Disposals	(172)	(162)
Foreign currency translation and other	(5)	—
Balance at end of period	$297	$341
The following table presents the change in the balance of financial liabilities classified as Level 3 as at December 31, 2021 and 2020:

(US$ MILLIONS)	2021	2020
Balance at beginning of year	$11	$37
Fair value change recorded in net income	3	(23)
Fair value change recorded in other comprehensive income	—	(1)
Additions	510	3
Disposals	(5)	(5)
Foreign currency translation and other	(21)	—
Balance at end of period	$498	$11
Offsetting of financial assets and liabilities
    Financial assets and liabilities are offset with the net amount reported in the consolidated statements of financial position where the partnership currently has a legally enforceable right to offset and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. As at December 31, 2021, $nil of financial assets (2020: $68 million) and $16 million of financial liabilities (2020: $14 million) were offset in the consolidated statements of financial position related to derivative financial instruments.
Securities lending
    The partnership’s residential mortgage insurance business participates in a securities lending program through an intermediary that is a financial institution for the purpose of generating fee income. Non-cash collateral, in the form of U.S. or Canadian government securities, which is equal to at least 105% of the fair value of the loaned securities, is retained by the partnership until the underlying securities have been returned.
    In addition to earning fee income under the securities lending program, interest, dividends and other income generated by the loaned securities continues to be earned while the securities are in the possession of counterparties.
    As at December 31, 2021, the partnership had $450 million (2020: $483 million) of financial assets loaned under its securities lending program. The partnership has accepted eligible securities as collateral with a fair value of $472 million (2020: $506 million).